Convertible Notes Payables - Schedule of Convertible Notes Payables (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Convertible Notes Payables [Line Items]
Convertible Notes Payables	$ 3,468,563	$ 2,472,848
June 2024 Notes [Member]
Schedule of Convertible Notes Payables [Line Items]
Convertible Notes Payables		2,472,848
Senior Convertible Notes [Member]
Schedule of Convertible Notes Payables [Line Items]
Convertible Notes Payables	$ 3,468,563